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MORRISON & FOERSTER LLP

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December 13, 2004

Ms. Barbara Jacobs	Writer’s Direct Contact
Securities and Exchange Commission	212/468-8082
Division of Corporation Finance	JHempill@mofo.com
450 Fifth Street, N.W.
Mail Stop 4-6
Washington, D.C. 20549

Re: Verint Systems Inc.

Registration Statement on Form S-3

Filed on November 5, 2004

File No. 333-120266

Dear Ms. Jacobs:

On behalf of Verint Systems Inc. (“Verint”), we have set forth below the comments of the staff of the Securities and Exchange Commission (the “Commission”) received in your letter dated November 24, 2004 (the “Comment Letter”) relating to the Company’s registration statement on Form S-3 (the “Registration Statement”) filed on November 5, 2004. The numbered paragraphs set forth below correspond to the paragraphs of the Comment Letter relating to the Registration Statement. We have reprinted each comment from the Comment Letter above our related response for your reference. Capitalized terms used but not defined herein have the meanings ascribed to them in the Registration Statement. The enclosed Amendment No. 1 to the Registration Statement (“Amendment No. 1”) is marked to show changes from their prior versions as filed with the Commission. Unless otherwise indicated, references are to the page numbers of Amendment No. 1.

1.	As it appears that Nic. Christian Invest A/G is a non-reporting legal entity, please revise to disclose the individual or individuals who exercise the voting and/or dispositive powers with respect to the securities to be offered for resale by this entity.

See Interpretation 1.60 of the July 1997 manual of publicly available CF telephone interpretations, as well as interpretation 4S of the Regulation S-K portion of the March 1999 supplement to the CF telephone interpretation manual.

Response: See page 15 in Amendment No. 1 where the individuals who exercise voting and dispositive power are disclosed.

2.	It does not appear that either of the selling stockholders are registered broker-dealers or affiliates of broker-dealers. Please confirm.

MORRISON & FOERSTER LLP

December 13, 2004

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Response: Both selling stockholders have confirmed to us that they are neither registered broker-dealers nor affiliates of broker-dealers.

3.	In your plan of distribution, you indicate that the selling stockholders may offer their shares through short sales. Tell us whether the selling stockholders have any open short positions. Additionally, while we note the disclosure you have included in this section regarding Regulation M, please confirm that the Company and both selling stockholders are aware of CF Tel. Interp. A.65.

Response: Both selling stockholders have confirmed that they have no open short positions in Verint’s common stock and have confirmed (as does Verint) that they are aware of CF Tel. Interp. A.65.

4.	We note that you have incorporated by reference your definitive proxy statement on Schedule 14A, filed on May 28, 2004. As Item 12 of Form S-3 does not provide for the incorporation by reference of such proxy statement, the specific incorporation by reference of your proxy statement appears to be unnecessary.

Response: The reference has been deleted in Amendment No. 1.

5.	While we note that the shares being registered were issued under the terms of a Share Purchase Agreement dated as of September 2, 2004, such agreement does not appear on your exhibit list. Please revise to either file this agreement as an exhibit to the registration statement or, if it has been previously filed, incorporate it by reference from the prior filing. See Item 60l(b)(4) of Regulation S-K.

Response: As we discussed in our telephone conversation of November 29, 2004, Verint does not believe that the Share Purchase Agreement needs to be filed under Item 601(b)(4) of Regulation S-K. The Share Purchase Agreement related to the purchase by Verint of all of the capital stock of RP Sicherheitssysteme GmbH. A portion of the consideration paid by Verint for this capital stock was its shares of Common Stock being registered under the Registration Statement. The Share Purchase Agreement provides no rights associated with these shares of Common Stock that are unique to their recipients and is not otherwise an agreement which is material to Verint. Therefore, the Share Purchase Agreement, by itself, is not an instrument which defines the rights of security holders and does not need to be filed under Item 601(b)(4) of Regulation S-K.

6.	We note that in the legal opinion attached as Exhibit 5.1 to the registration statement, your counsel has “assumed that the Company has been duly organized and is validly existing and in good standing under the laws of the State of Delaware.” Please note that this is an inappropriate assumption to make in rendering a legal opinion required by item 601(b)(5) of Regulation S-K, as it assumes a material fact underlying the opinion that is readily ascertainable. Please revise.

Response: The opinion has been so revised and refiled as Exhibit 5.1 to Amendment No. 1.

7.	Additionally, we note that your legal opinion expresses no opinion “as to matters governed by any laws other that the General Corporation Law of the State of Delaware as in effect on the date hereof” Please confirm that such limitation includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws. See Section VIII A. 14 of the CF Current Issues Outline.

Response: We confirm the above.

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MORRISON & FOERSTER LLP

December 13, 2004

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Verint would appreciate receiving the Staff’s response to this letter as soon as possible. If you have any questions concerning the matters referred to in this letter, please call the undersigned at (212) 468-8082.

Very truly yours,

/s/ JOHN R. HEMPILL
John R. Hempill

cc: Ms. Sara Kalin (Securities and Exchange Commission)

      Mr. Peter Fante (Verint Systems Inc.)